FAIR VALUE MEASUREMENTS - Asset held in the Trust Account (Details) - Spring Valley Acquisition III - USD ($)	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	$ 236,690,350	$ 232,809,646
Recurring
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account		232,809,646
Recurring | Level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	236,690,350	$ 232,809,646
Recurring | Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement liability	$ 21,975,641